Basis of Presentation (Tables)	9 Months Ended
Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The following are selected line items from the Company's combined financial statements illustrating the effect of these immaterial revisions:
Condensed Combined Statements of Operations

	Nine Months Ended March 31, 2014
		Adjustments
	As Reported	Hardware	NCI	As Revised
Revenues	$1,469.3	$1.6	$—	$1,470.9
Cost of revenues	899.1	1.4	—	900.5
Selling, general and administrative	308.3	0.3	(5.2)	303.4
Total expenses	1,207.4	1.7	(5.2)	1,203.9
Operating earnings	261.9	(0.1)	5.2	267.0
Other income, net	0.1	1.7	—	1.8
Earnings before income taxes	261.3	1.6	5.2	268.1
Provision for income taxes	(86.3)	(0.6)	—	(86.9)
Net earnings	175.0	1.0	5.2	181.2
Less: net earnings attributable to noncontrolling interest	—	—	5.2	5.2
Net earnings attributable to CDK	$175.0	$1.0	$—	$176.0

	Three Months Ended March 31, 2014
		Adjustments
	As Reported	Hardware	NCI	As Revised
Revenues	$500.5	$0.6	$—	$501.1
Earnings before income taxes	98.3	0.4	1.8	100.5
Net earnings	69.3	0.3	1.8	71.4
Less: net earnings attributable to noncontrolling interest	—	—	1.8	1.8
Net earnings attributable to CDK	$69.3	$0.3	$—	$69.6
Condensed Combined Statement of Comprehensive Income

	Nine Months Ended March 31, 2014
		Adjustments
	As Reported	Hardware	NCI	As Revised
Net earnings	$175.0	$1.0	$5.2	$181.2
Other comprehensive income:
Currency translation adjustments	30.4	—	—	30.4
Other comprehensive income	30.4	—	—	30.4
Comprehensive income	205.4	1.0	5.2	211.6
Less: comprehensive income attributable to noncontrolling interest	—	—	5.2	5.2
Comprehensive income attributable to CDK	$205.4	$1.0	$—	$206.4

Condensed Combined Balance Sheet

	June 30, 2014
		Adjustments
	As Reported	Hardware	NCI	As Revised
Assets
Current assets:
Accounts receivable, net	$299.1	$11.6	$—	$310.7
Other current assets	164.6	(0.5)	—	164.1
Total current assets	907.1	11.1	—	918.2
Property, plant and equipment, net	109.9	(27.3)	—	82.6
Other assets	205.5	27.6	—	233.1
Total assets	$2,587.2	$11.4	—	$2,598.6

Liabilities and Equity
Current liabilities:
Accrued expenses and other current liabilities	$154.2	$3.8	$—	$158.0
Total current liabilities	493.7	3.8	—	497.5
Deferred income taxes	76.6	(0.1)	—	76.5
Other liabilities	43.9	—	(11.4)	32.5
Total liabilities	797.0	3.7	(11.4)	789.3

Equity:
Net parent company investment	1,704.6	7.6	—	1,712.2
Accumulated other comprehensive income	85.6	0.1	—	85.7
Total CDK stockholders' equity	1,790.2	7.7	—	1,797.9
Noncontrolling interest	—	—	11.4	11.4
Total equity	1,790.2	7.7	11.4	1,809.3
Total liabilities and equity	$2,587.2	$11.4	$—	$2,598.6
Condensed Combined Statement of Cash Flows

	Nine Months Ended March 31, 2014
		Adjustments
	As Reported	Hardware	NCI	As Revised
Cash Flows from Operating Activities:
Net earnings	$175.0	$1.0	$5.2	$181.2
Adjustments to reconcile net earnings to cash flows provided by operating activities:
Depreciation and amortization	51.2	(11.6)	—	39.6
Deferred income taxes	(14.7)	0.6	—	(14.1)
Other	(0.7)	(1.2)	(5.2)	(7.1)
Changes in operating assets and liabilities, net of effects from acquisitions and divestitures of businesses:
Increase in accounts receivable	(34.9)	(1.1)	—	(36.0)
Increase in other assets	(9.5)	(2.2)	—	(11.7)
(Decrease)/increase in accrued expenses and other liabilities	(32.8)	0.1	8.0	(24.7)
Net cash flows provided by/(used in) operating activities	149.0	(14.4)	8.0	142.6

Cash Flows from Investing Activities:
Capital expenditures	(44.8)	14.4	—	(30.4)
Net cash flows (used in)/provided by investing activities	(77.6)	14.4	—	(63.2)

Cash Flows from Financing Activities:
Dividend payments of CVR to minority owners	—	—	(8.0)	(8.0)
Net cash flows provided by/(used in) financing activities	18.2	—	(8.0)	10.2
Combined Statement of Equity

	June 30, 2014
		Adjustments
	As Reported	Hardware	NCI	As Revised
Net Parent Company Investment
Balance as of June 30, 2014	$1,704.6	$7.6	$—	1,712.2
Accumulated Other Comprehensive Income
Balance as of June 30, 2014	85.6	0.1	—	85.7
Total CDK Stockholders' Equity
Balance as of June 30, 2014	1,790.2	7.7	—	1,797.9
Noncontrolling Interest
Balance as of June 30, 2014	—	—	11.4	11.4
Total Equity
Balance as of June 30, 2014	$1,790.2	7.7	$11.4	$1,809.3